Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Notes to Statement of Consolidated Cash Flows
(a)	Cash generated from operations

	2020 RMB million	2019 RMB million	2018 RMB million
(Loss)/profit before income tax	(16,488)	4,299	3,856
Adjustments for:
Depreciation of property, plant and equipment	9,067	9,078	14,616
Depreciation of right-of-use assets	12,367	12,298	—
Depreciation of investment properties	12	25	26
Amortization of intangible assets	239	143	160
Amortization of lease prepayments	—	—	43
Amortization of other non-current assets	570	536	468
Gain on disposal of property, plant and equipment	(17)	(22)	(267)
Gain on disposal of prepayments for land use rights	—	—	(210)
Gain on disposal of an investment in a subsidiary	—	(64)	—
Gain on disposal of an investment in an associate	—	—	(5)
Dividend income from equity investments at fair value through other comprehensive income	(12)	(19)	(23)
Dividend income from a financial asset at fair value through profit or loss	(6)	(3)	(6)
Share of results of associates	82	(265)	(170)
Share of results of joint ventures	13	(17)	(34)
Net foreign exchange (gains)/loss	(2,746)	890	1,983
Fair value losses/(gains), net:

Financial asset at fair value through profit or loss	26	(25)	27

(Gain)/loss on fair value changes of derivative financial instruments	—	—	(311)
COVID-19-related rent concessions from lessors	(3)	—	—
Impairment charges	184	4	318
Impairment losses on financial assets, net	32	16	27
Interest income	—	—	(110)
Interest expense	5,214	5,169	3,727

Operating profit before working capital changes	8,534	32,043	24,115

Changes in working capital
Flight equipment spare parts	200	(457)	(66)
Trade and notes receivables	593	(275)	708
Prepayments and other receivables	2,893	(2,336)	(2,056)
Contract liabilities	(6,686)	1,281	1,051
Restricted bank deposits and short-term bank deposits	(6)	9	35
Trade and bills payables	(657)	(163)	856
Other payables and accruals	(983)	1,459	36
Staff housing allowances	—	—	(36)
Other long-term liabilities	(2,174)	(1,916)	(525)
Post-retirement benefit obligations	(46)	(125)	42
Provision for lease return costs for aircraft and engines	(188)	617	(113)

Cash generated from operations	1,480	30,137	24,047

Summary of Major Non-cash Transactions
(b)	Major non-cash transactions

	2020 RMB million	2019 RMB million	2018 RMB million
Additions to right-of-use assets and lease liabilities	7,191	24,434	—
Finance lease obligations incurred for acquisition of aircraft	—	—	7,945

Summary of Changes in Liabilities Arising from Financing Activities
(c)	Changes in liabilities arising from financing activities

	Bank and other loans RMB million	Obligations under finance leases/Lease liabilities RMB million
At January 1, 2018	63,801	66,868
Changes from financing cash flows	(9,076)	(9,629)
Foreign exchange movement	401	1,419
New finance leases	—	18,769

At December 31, 2018	55,126	77,427

Effect of adoption of IFRS 16	—	31,879
At January 1, 2019	55,126	109,306
Changes from financing cash flows	(3,427)	(23,895)
Foreign exchange movement	138	851
Disposal of a subsidiary	—	(10)
New leases	—	24,023

At December 31, 2019	51,837	110,275

At January 1, 2020	51,837	110,275
Changes from financing cash flows	36,173	(18,444)
COVID-19-related rent concessions from lessors	—	(3)
Foreign exchange movement	(115)	(2,768)
New leases	—	7,191

At December 31, 2020	87,895	96,251

Disclosure Of Detailed Information About Cash Flow Information For Leases Explanatory
(d)	Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

	2020	2019
	RMB million	RMB million
Within operating activities	(358)	(631)
Within investing activities	(1,183)	(1,449)
Within financing activities	(22,099)	(27,789)